Note 13 - Fair Value of Financial Instruments (Detail) - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Construction Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured on a Nonrecurring Basis	$ 1,562	$ 1,814
Construction Other Real Estate Owned [Member]
Assets and Liabilities Measured on a Nonrecurring Basis	1,562
Commercial and Industrial [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured on a Nonrecurring Basis	1,055	1,134
Owner Occupied [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured on a Nonrecurring Basis		290
Nonowner Occupied [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured on a Nonrecurring Basis		1,959
Construction [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured on a Nonrecurring Basis		$ 587